UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

11/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 1.9%
BE Aerospace, Inc. (a)	32,280	$1,145,940
Goodrich Corp.	160,520	13,767,800
Moog, Inc., “A” (a)	46,910	1,729,103

		$16,642,843

Apparel Manufacturers – 0.9%
Li & Fung Ltd.	192,000	$1,196,739
Phillips-Van Heusen Corp.	94,700	6,424,448

		$7,621,187

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	161,190	$12,322,976
Gen-Probe, Inc. (a)	116,860	6,060,360

		$18,383,336

Broadcasting – 1.4%
Discovery Communications, Inc., “A” (a)	286,110	$11,667,566

Brokerage & Asset Managers – 4.0%
Affiliated Managers Group, Inc. (a)	148,790	$13,005,734
BM&F Bovespa S.A.	430,500	3,276,581
Evercore Partners, Inc.	61,040	1,842,187
GFI Group, Inc.	456,110	2,116,350
IntercontinentalExchange, Inc. (a)	54,230	6,111,721
Lazard Ltd.	138,230	4,950,016
LPL Investment Holdings, Inc. (a)	96,390	3,267,621

		$34,570,210

Business Services – 6.4%
Cognizant Technology Solutions Corp., “A” (a)	166,750	$10,835,415
Concur Technologies, Inc. (a)	170,660	8,739,499
Constant Contact, Inc. (a)	143,060	3,660,905
CoStar Group, Inc. (a)	103,390	5,452,789
Gartner, Inc. (a)	125,810	4,047,308
MSCI, Inc., “A” (a)	312,440	10,641,706
Ultimate Software Group, Inc. (a)	27,550	1,208,619
Verisk Analytics, Inc., “A” (a)	341,280	10,330,546

		$54,916,787

Chemicals – 1.3%
Celanese Corp.	156,280	$5,782,360
Ecolab, Inc.	109,220	5,221,808

		$11,004,168

Computer Software – 7.8%
Akamai Technologies, Inc. (a)	38,130	$1,990,005
Autodesk, Inc. (a)	338,230	11,936,137
Autonomy Corp. PLC (a)	247,989	5,141,841
Blackboard, Inc. (a)	117,570	4,885,034
Check Point Software Technologies Ltd. (a)	58,500	2,507,895
Citrix Systems, Inc. (a)	41,750	2,773,035
Intuit, Inc. (a)	167,060	7,499,323
MicroStrategy, Inc., “A” (a)	31,630	2,737,577
Parametric Technology Corp. (a)	405,570	8,687,309
SuccessFactors, Inc. (a)	172,980	5,218,807
VeriSign, Inc. (a)	373,200	12,804,492

		$66,181,455

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.6%
MICROS Systems, Inc. (a)	253,300	$11,074,276
NICE Systems Ltd., ADR (a)	89,050	2,728,492
Verifone Systems, Inc. (a)	242,980	8,443,555

		$22,246,323

Construction – 1.6%
NVR, Inc. (a)	4,050	$2,510,919
Sherwin-Williams Co.	78,330	5,809,736
Stanley Black & Decker, Inc.	92,045	5,479,439

		$13,800,094

Consumer Products – 1.0%
Avon Products, Inc.	105,330	$3,008,225
Hypermarcas S.A. (a)	252,700	3,998,455
Natura Cosmeticos S.A.	54,710	1,470,335

		$8,477,015

Consumer Services – 3.4%
Anhanguera Educacional Participacoes S.A., IEU	302,100	$7,008,946
Ctrip.com International Ltd., ADR (a)	47,150	2,066,113
DeVry, Inc.	134,077	5,757,266
Monster Worldwide, Inc. (a)	311,080	7,024,186
Sotheby’s	175,620	7,044,118

		$28,900,629

Containers – 1.0%
Ball Corp.	132,210	$8,709,995

Electrical Equipment – 3.9%
AMETEK, Inc.	261,950	$15,499,582
Danaher Corp.	319,850	13,833,513
Mettler-Toledo International, Inc. (a)	25,390	3,686,120

		$33,019,215

Electronics – 5.2%
Advanced Micro Devices, Inc. (a)	229,500	$1,673,055
ARM Holdings PLC	699,976	4,309,382
Dolby Laboratories, Inc., “A” (a)	66,260	4,193,595
First Solar, Inc. (a)(l)	7,490	920,147
Hittite Microwave Corp. (a)	70,834	4,054,538
Lam Research Corp. (a)	86,160	3,905,633
Linear Technology Corp.	235,510	7,677,626
Microchip Technology, Inc. (l)	248,390	8,348,388
PMC-Sierra, Inc. (a)	612,660	4,441,785
Teradyne, Inc. (a)	377,440	4,476,438

		$44,000,587

Energy - Independent – 4.8%
Concho Resources, Inc. (a)	81,090	$6,710,198
Newfield Exploration Co. (a)	239,480	16,004,448
QEP Resources, Inc.	81,500	2,863,095
Ultra Petroleum Corp. (a)	86,472	4,063,319
Whiting Petroleum Corp. (a)	99,250	10,922,463

		$40,563,523

Engineering - Construction – 0.5%
Fluor Corp.	73,600	$4,256,288

Entertainment – 0.6%
DreamWorks Animation, Inc., “A” (a)	155,290	$4,812,437

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Dr Pepper Snapple Group, Inc.	100,780	$3,691,571
Mead Johnson Nutrition Co., “A”	219,380	13,068,467

		$16,760,038

Food & Drug Stores – 0.3%
Whole Foods Market, Inc. (a)	60,460	$2,854,921

Gaming & Lodging – 2.5%
Home Inns & Hotels Management, Inc., ADR (a)	46,450	$2,211,485
Las Vegas Sands Corp. (a)	220,560	11,045,645
Royal Caribbean Cruises Ltd. (a)	202,078	8,133,640

		$21,390,770

Insurance – 0.7%
Allied World Assurance Co. Holdings Ltd.	54,220	$3,184,883
Aspen Insurance Holdings Ltd.	100,970	2,918,033

		$6,102,916

Internet – 0.4%
OpenTable, Inc. (a)(l)	41,550	$3,014,037
Shutterfly, Inc. (a)	22,410	739,530

		$3,753,567

Leisure & Toys – 1.0%
Hasbro, Inc.	180,830	$8,618,358

Machinery & Tools – 3.8%
Cummins, Inc.	65,690	$6,379,813
Finning International, Inc.	169,550	4,094,437
Flowserve Corp.	67,330	7,100,622
Kennametal, Inc.	227,500	7,694,050
Polypore International, Inc. (a)	117,780	3,743,048
WABCO Holdings, Inc. (a)	74,190	3,687,243

		$32,699,213

Medical & Health Technology & Services – 5.5%
Cerner Corp. (a)	99,320	$8,726,255
Diagnosticos da America S.A.	747,600	9,592,441
IDEXX Laboratories, Inc. (a)	105,540	6,776,723
Medco Health Solutions, Inc. (a)	72,940	4,472,681
MEDNAX, Inc. (a)	72,560	4,440,672
Patterson Cos., Inc.	236,520	7,031,740
Stericycle, Inc. (a)	81,220	6,002,158

		$47,042,670

Medical Equipment – 2.2%
C.R. Bard, Inc.	40,210	$3,411,819
Edwards Lifesciences Corp. (a)	71,980	4,776,593
ResMed, Inc. (a)	216,080	6,903,756
Sonova Holding AG	14,168	1,768,794
Thoratec Corp. (a)	68,610	1,746,468

		$18,607,430

Metals & Mining – 1.4%
Cameco Corp.	41,780	$1,515,361
Teck Resources Ltd., “B”	214,010	10,593,495

		$12,108,856

Network & Telecom – 3.4%
Acme Packet, Inc. (a)	144,750	$7,089,855

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Ciena Corp. (a)	200,600	$3,039,090
F5 Networks, Inc. (a)	81,990	10,812,841
Fortinet, Inc. (a)	125,460	3,998,410
Polycom, Inc. (a)	112,780	4,173,424

		$29,113,620

Oil Services – 4.7%
Cameron International Corp. (a)	229,684	$11,050,097
Dresser-Rand Group, Inc. (a)	365,360	13,858,105
Schlumberger Ltd.	48,434	3,745,886
Weatherford International Ltd. (a)	550,340	11,232,439

		$39,886,527

Other Banks & Diversified Financials – 2.7%
Associated Banc-Corp.	131,090	$1,677,297
Cathay General Bancorp, Inc.	235,630	3,183,361
MasterCard, Inc., “A”	48,500	11,495,955
Visa, Inc., “A”	60,210	4,446,509
Zions Bancorporation	115,930	2,254,839

		$23,057,961

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	2,418,100	$5,634,389
Hospira, Inc. (a)	41,180	2,316,787

		$7,951,176

Pollution Control – 0.5%
Waste Connections, Inc.	169,515	$4,407,390

Printing & Publishing – 1.8%
Lamar Advertising Co., “A” (a)	218,910	$8,044,943
Moody’s Corp.	270,040	7,245,173

		$15,290,116

Railroad & Shipping – 0.8%
Kansas City Southern Co. (a)	136,700	$6,471,378

Real Estate – 0.2%
Jones Lang LaSalle, Inc.	22,460	$1,792,757

Restaurants – 1.4%
P.F. Chang’s China Bistro, Inc.	185,150	$9,357,481
Panera Bread Co., “A” (a)	27,680	2,774,643

		$12,132,124

Specialty Stores – 6.2%
Abercrombie & Fitch Co., “A”	171,880	$8,636,970
Dick’s Sporting Goods, Inc. (a)	250,770	8,578,842
Limited Brands, Inc.	326,480	10,992,582
Ross Stores, Inc.	170,560	11,065,933
Staples, Inc.	248,610	5,471,906
Tractor Supply Co.	71,480	3,035,756
Urban Outfitters, Inc. (a)	138,810	5,245,630

		$53,027,619

Telecommunications - Wireless – 0.7%
NII Holdings, Inc. (a)	65,710	$2,546,920
SBA Communications Corp. (a)	96,320	3,770,928

		$6,317,848

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 2.4%
American Tower Corp., “A” (a)	288,330	$14,580,848
Virgin Media, Inc.	220,880	5,628,022

		$20,208,870

Trucking – 2.1%
Expeditors International of Washington, Inc.	175,770	$9,298,233
Landstar System, Inc.	231,050	8,306,248

		$17,604,481

Utilities - Electric Power – 0.4%
CMS Energy Corp.	185,080	$3,325,879

Total Common Stocks		$840,300,143

Collateral for Securities Loaned – 1.0%
Morgan Stanley Repurchase Agreement, 0.23%, dated 11/30/10, due 12/01/10, total to be received $8,698,828 (secured by U.S. Treasury and Federal Agency obligations valued at $8,872,759 in an individually traded account), at Net Asset Value	8,698,773	$8,698,773

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	28,278,650	$28,278,650

Total Investments		$877,277,566

Other Assets, Less Liabilities – (2.8)%		(23,529,618)

Net Assets – 100.0%		$853,747,948

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$840,300,143	$—	$—	$840,300,143
Short Term Securities	—	8,698,773	—	8,698,773
Mutual Funds	28,278,650	—	—	28,278,650

Total Investments	$868,578,793	$8,698,773	$—	$877,277,566

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$698,625,489

Gross unrealized appreciation	$185,653,225
Gross unrealized depreciation	(7,001,148)

Net unrealized appreciation (depreciation)	$178,652,077

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,789,387	49,160,320	(49,671,057)	28,278,650

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,222	$28,278,650

MFS® Government Money Market Fund

11/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 83.0%
Fannie Mae, 0.16%, due 12/02/10	$680,000	$679,998
Fannie Mae, 0.17%, due 12/27/10	650,000	649,920
Fannie Mae, 0.18%, due 12/30/10	360,000	359,948
Fannie Mae, 0.21%, due 2/09/11	700,000	699,714
Fannie Mae, 0.2%, due 2/22/11	700,000	699,677
Fannie Mae, 0.24%, due 8/01/11	650,000	648,947
Federal Home Loan Bank, 0.17%, due 12/08/10	667,000	666,978
Federal Home Loan Bank, 0.175%, due 12/15/10	667,000	666,955
Federal Home Loan Bank, 0.18%, due 12/22/10	627,000	626,934
Federal Home Loan Bank, 0.185%, due 12/27/10	667,000	666,911
Federal Home Loan Bank, 0.175%, due 12/31/10	644,000	643,906
Federal Home Loan Bank, 0.155%, due 1/05/11	662,000	661,900
Federal Home Loan Bank, 0.17%, due 1/12/11	665,000	664,868
Federal Home Loan Bank, 0.17%, due 2/23/11	660,000	659,738
Federal Home Loan Bank, 0.17%, due 2/25/11	200,000	199,919
Federal Home Loan Bank, 0.175%, due 2/25/11	609,000	608,745
Freddie Mac, 0.19%, due 12/06/10	700,000	699,982
Freddie Mac, 0.18%, due 12/07/10	690,000	689,979
Freddie Mac, 0.18%, due 12/13/10	1,290,000	1,289,923
Freddie Mac, 0.185%, due 12/13/10	700,000	699,957
Freddie Mac, 0.18%, due 12/14/10	130,000	129,992
Freddie Mac, 0.185%, due 12/14/10	690,000	689,954
Freddie Mac, 0.17%, due 12/16/10	700,000	699,950
Freddie Mac, 0.25%, due 1/10/11	500,000	499,861
Freddie Mac, 0.2%, due 2/07/11	667,000	666,748
Freddie Mac, 0.18%, due 3/07/11	660,000	659,683
Freddie Mac, 0.19%, due 3/07/11	301,000	300,847
Freddie Mac, 0.3%, due 4/26/11	720,000	719,124

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$17,551,058

Repurchase Agreements – 17.1%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $3,610,024 (secured by U.S. Treasury and Federal Agency obligations valued at $3,682,866 in a jointly traded account), at Cost	$3,610,000	$3,610,000

Total Investments, at Amortized Cost and Value		$21,161,058

Other Assets, Less Liabilities – (0.1)%		(23,700)

Net Assets – 100.0%		$21,137,358

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $21,161,058.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$21,161,058	$—	$21,161,058

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS® Money Market Fund

11/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.9%
Major Banks – 5.9%
Abbey National Treasury Services PLC (US Branch), 0.28%, due 1/14/11	$7,930,000	$7,930,000
Abbey National Treasury Services PLC (US Branch), 0.3%, due 1/21/11	6,398,000	6,398,000
BNP Paribas/New York Branch, 0.29%, due 2/22/11	10,310,000	10,310,000
BNP Paribas/New York Branch, 0.69%, due 1/14/11	3,130,000	3,130,000

Total Certificates of Deposit, at Amortized Cost and Value		$27,768,000

Commercial Paper (y) – 48.4%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.22%, due 12/28/10	$14,187,000	$14,184,659

Conglomerates – 2.1%
Siemens Capital Co., LLC, 0.19%, due 12/15/10 (t)	$10,054,000	$10,053,257

Consumer Products – 3.2%
Procter & Gamble Co., 0.23%, due 12/16/10 (t)	$15,176,000	$15,174,546

Financial Institutions – 2.0%
General Electric Capital Corp., 0.21%, due 12/23/10	$9,554,000	$9,552,774

Food & Beverages – 4.3%
Coca-Cola Co., 0.23%, due 12/13/10 (t)	$1,944,000	$1,943,851
Nestle Capital Corp., 0.21%, due 1/11/11 (t)	2,543,000	2,542,392
Nestle Capital Corp., 0.22%, due 12/16/10 (t)	5,300,000	5,299,514
Pepsico, Inc., 0.2%, due 12/06/10 (t)	10,766,000	10,765,701

		$20,551,458

Major Banks – 18.2%
ANZ National (International) Ltd., 0.27%, due 2/28/11 (t)	$4,644,000	$4,640,900
ANZ National (International) Ltd., 0.29%, due 1/24/11 (t)	8,983,000	8,979,092
Bank of America Corp., 0.28%, due 1/10/11	14,970,000	14,965,343
Credit Suisse First Boston, Inc., 0.23%, due 12/31/10	14,254,000	14,251,268
HSBC USA, Inc., 0.24%, due 12/14/10	15,210,000	15,208,682
JPMorgan Chase & Co., 0.23%, due 5/16/11	14,228,000	14,212,910
Toronto Dominion Holdings (USA), Inc., 0.21%, due 1/18/11 (t)	14,255,000	14,251,009

		$86,509,204

Medical Equipment – 3.1%
Merck & Co., Inc., 0.2%, due 12/02/10 (t)	$10,032,000	$10,031,944
Merck & Co., Inc., 0.21%, due 12/01/10 (t)	4,510,000	4,510,000

		$14,541,944

Other Banks & Diversified Financials – 9.1%
Bank of Nova Scotia, 0.235%, due 2/04/11	$12,089,000	$12,083,871
Bank of Nova Scotia, 0.235%, due 2/15/11	2,159,000	2,157,929
Citigroup Funding, Inc., 0.28%, due 1/27/11	11,609,000	11,603,853
Citigroup Funding, Inc., 0.29%, due 1/19/11	2,863,000	2,861,870
Rabobank USA Financial Corp., 0.29%, due 5/10/11	4,009,000	4,003,833
Rabobank USA Financial Corp., 0.3%, due 5/10/11	10,223,000	10,209,369

		$42,920,725

Retailers – 3.0%
Wal-Mart Stores, Inc., 0.2%, due 12/21/10 (t)	$14,330,000	$14,328,408

Tobacco – 0.4%
Philip Morris International, Inc., 0.21%, due 12/01/10 (t)	$1,981,000	$1,981,000

Total Commercial Paper, at Amortized Cost and Value		$229,797,975

U.S. Government Agencies and Equivalents (y) – 29.6%
Fannie Mae, 0.21%, due 2/09/11	$15,200,000	$15,193,793
Fannie Mae, 0.2%, due 2/22/11	15,220,000	15,212,982

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – continued
Federal Home Loan Bank, 0.16%, due 12/03/10	$15,070,000	$15,069,866
Federal Home Loan Bank, 0.175%, due 12/15/10	14,577,000	14,576,008
Federal Home Loan Bank, 0.17%, due 12/17/10	14,614,000	14,612,896
Federal Home Loan Bank, 0.18%, due 12/22/10	14,580,000	14,578,469
Federal Home Loan Bank, 0.185%, due 12/27/10	14,511,000	14,509,061
Federal Home Loan Bank, 0.155%, due 1/05/11	4,712,000	4,711,290
Freddie Mac, 0.185%, due 12/09/10	9,000,000	8,999,630
Freddie Mac, 0.18%, due 12/13/10	7,590,000	7,589,545
Freddie Mac, 0.18%, due 3/07/11	620,000	619,702
Freddie Mac, 0.17%, due 3/14/11	485,000	484,764
Freddie Mac, 0.3%, due 4/26/11	14,400,000	14,382,480

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$140,540,486

Floating Rate Demand Notes – 3.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, due 12/01/10	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, due 12/01/10	8,400,000	8,400,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$17,100,000

Repurchase Agreements – 12.8%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $42,373,282 (secured by U.S. Treasury and Federal Agency obligations valued at $43,228,277 in a jointly traded account)	$42,373,000	$42,373,000

Goldman Sachs, 0.24%, dated 11/30/10, due 12/01/10, total to be received $18,490,123 (secured by U.S. Treasury and Federal Agency obligations valued at $18,859,823 in a jointly traded account)	18,490,000	18,490,000

Total Repurchase Agreements, at Cost		$60,863,000

Total Investments, at Amortized Cost and Value		$476,069,461

Other Assets, Less Liabilities – (0.3)%		(1,346,204)

Net Assets – 100.0%		$474,723,257

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $476,069,461.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$476,069,461	$—	$476,069,461

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: January 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2011

*	Print name and title of each signing officer under his or her signature.